CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Jan. 30, 2023	Mar. 31, 2022
Investments	$ 489,290,000	$ 497,221,000		$ 674,170,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	250,000,000	250,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Units issued (in shares)		67,486,000		67,486,000
Units outstanding (in shares)		67,486,000		67,486,000
Treasury stock common units (in shares)	544,000	544,000		544,000
Common Class A
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,500,000,000	1,500,000,000
Units issued (in shares)	190,047,000	180,178,000
Units outstanding (in shares)	189,503,000	179,634,000
Common Class B
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Units issued (in shares)	19,140,000	19,140,000
Units outstanding (in shares)	19,140,000	19,140,000
Related Party
Other assets, net (related party of $1,405 and $2,195)	$ 1,405,000	$ 2,195,000
Accounts payable and accrued expenses (related party of $12,517 and $10,485)	12,517,000		$ 10,485,000
Other liabilities (related party of $7 and $100)	7,000	100,000
Related Party | Variable Interest Entity, Primary Beneficiary
Investments	77,460,000	76,154,000
Related Party | Beneficient
Investments	$ 683,000	1,371,000
Related Party
Other assets, net (related party of $1,405 and $2,195)		2,195,000		$ 0
Other liabilities (related party of $7 and $100)		100,000		748,000
Related Party | Variable Interest Entity, Primary Beneficiary
Investments		76,154,000		127,284,000
Related Party | Beneficient
Investments		$ 1,371,000		$ 14,249,000